Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	false
Registrant Name	LAZARD ACTIVE ETF TRUST
Entity Central Index Key	0002051630
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Mar. 31, 2025